Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Basis of presentation and principle of consolidation

Basis of presentation and principle of consolidation

These consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and have been prepared in accordance with the regulations of the U.S. Securities and Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of parent company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the U. S. requires the use of estimates and assumptions that affect both the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of deposits with banks and all highly liquid investments, with maturities of three months or less. The Company maintains its cash in bank deposit accounts which at times may exceed insured limits. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Restricted cash

Restricted cash

The balance of restricted cash represents the bank balance the Company held on behalf of customers. The Company maintains segregated bank accounts with authorized institutions to hold clients’ monies arising from its normal course of business. The segregated clients account balance are restricted for client transactions and governed by the Securities and Futures (Client Money) Rule under the Hong Kong Securities and Futures Ordinance (“HKSFO”). The Company has classified such segregated clients account balances as restricted cash.

Securities owned, at fair value

Securities owned, at fair value

Securities owned, at fair value, mainly investment in common stocks, are recorded at fair value with the resulting realized and unrealized gains and losses reflected in trading gains in the Consolidated Statements of Income and Comprehensive Income. Realized gains and losses from securities transactions are recorded on the identified cost basis. All securities transactions and transaction costs are recorded on a trade date basis.

Receivables from broker-dealers and clearing organizations

Receivables from broker-dealers and clearing organizations

Receivables arise from the business of dealing in futures or investment securities. Broker-dealers will require balances to be placed with them in order to cover the positions taken by its customers. Clearing house receivables typically represent proceeds receivable on trades that have yet to settle and are usually collected within two days. The balance of receivables from broker-dealers and clearing organizations represents such receivables related to the Company’s customer trading activities and proprietary trading activities.

As of March 31, 2023 and 2022, receivables from broker-dealers and clearing organizations consisted of the following:

	As of March 31,
	2023	2022

Receivables from broker-dealers and clearing organizations for futures customer accounts	$1,779,923	$2,112,402
Receivables from broker-dealers and clearing organizations for securities customer accounts	101,831	84,333
Receivables from broker-dealers and clearing organizations for securities proprietary trading	1,331,023	163,422
	$3,212,777	$2,360,157

Receivables from customers

Receivables from customers

Receivables from customers include the trading solution services fees and other amounts due from customers once the transactions have been executed and completed. Receivables from customers are recorded net of allowance for doubtful accounts. Revenues earned from the future brokerage service are included in future brokerage commission, and revenues earned from trading solution services are included in trading solution services income. The amounts receivable from customers that are determined by management to be uncollectible and are recorded as bad debt expense in the consolidated statements of operations. For the years ended March 31, 2023, 2022 and 2021, no allowance for doubtful accounts were recorded.

Investment in a joint venture

Investment in a joint venture

The Company accounts for the investment in a limited partnership in which the Company holds more than minor equity interest (3% - 5%) in accordance with ASC 970-323-25-6 under the equity method of accounting.

The Company applies the equity method to account for investment in a limited partnership and other investees, according to ASC 323 “Investments — Equity Method and Joint Ventures”, over which it has significant influence but does not own a controlling financial interest.

Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated statements of operations and comprehensive income. The Company records its share of the results of the equity investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee generally represents goodwill and intangible assets acquired. When the Company’s share of losses of the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Company continually reviews its investments in equity investees to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Company considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value. No impairment of was recognized for the years ended March 31, 2023, 2022, and 2021.

Fixed assets, net

Fixed assets, net

Fixed assets are stated at cost less accumulated depreciation and impairment losses. Depreciation is provided using the straight-line method based on the estimated useful life. The useful lives of office equipment as follows:

Computer and electronic equipment	3-5 years
Software	3-5 years
Furniture and fixtures	4 years
Investment properties	50 years

As of March 31, 2023 and 2022, the Company had three apartments in Cambodia and accounted for these apartments as investment properties. The Company holds these apartments for the purpose to earn rental expenses or capital appreciation.

Expenditures for repairs and maintenance, which do not materially extend the useful lives of the assets, are expensed as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated statement of income and other comprehensive income in other income or expenses.

Intangible assets

Intangible assets

Intangible assets are originally recognized at cost. The useful lives of intangible assets are assessed to be either finite or indefinite. The Company’s intangible assets consist of eligibility rights to trade on or through the Stock Exchange of Hong Kong Limited (the “SEHK”). Management has determined that such assets have indefinite useful lives. These intangible assets are not amortized and tested for impairment annually either individually or at the cash-generating unit level. The useful life of an intangible asset with an indefinite life is reviewed annually to determine whether indefinite life assessment continues to be supportable. If not, the change in the useful life assessment from indefinite to finite is accounted for on a prospective basis.

Impairment of long-lived assets

Impairment of long-lived assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets was recognized for the years ended March 31, 2023, 2022 and 2021.

Operating leases

Operating leases

Under Topic 842, lessees are required to recognize the following for all leases (with the exception of short-term leases) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. The Company leases its office from a third-party lessor since September 2021, before that the Company leased the same office from the Predecessor Parent Company, which is classified as an operating lease in accordance with Topic 842.

At the commencement date of the lease agreement between the Company and the third party lessor, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The right-of-use asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All right-of-use assets are reviewed for impairment. There was no impairment for right-of-use lease assets as of March 31, 2023 and 2022.

The Company also elected the short-term lease recognition exemption and will not recognize right of use assets or lease liabilities for leases with a term less than 12 months.

Payables to customers

Payables to customers

Payables to customers arise from the business of dealing in futures and investment securities. Payables to customers represent payables related to the Company’s customer trading activities, which include the cash deposits received by the Company as requested by third party broker-dealers to place with them in order to cover the positions taken by its customers, clearing house payables due on pending trades and payable on demand, as well as the bank balances held on behalf of customers.

Revenue Recognition

Revenue Recognition

a)	Revenue from Contracts with Customers

The Company early adopted ASC 606, Revenue from Contracts with Customers (“ASC 606”) on April 1, 2018, using the modified retrospective approach. The adoption of this ASC 606 did not have a material impact on the Company’s consolidated financial statements. ASC 606 establishes principles for reporting information about the nature, amount, timing and uncertainty of revenues and cash flows arising from the entity’s contracts to provide goods or services to customers. The core principle requires an entity to recognize revenues to depict the transfer of goods or services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those goods or services recognized as performance obligations are satisfied. In according with ASC 606, revenues are recognized when the Company satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services.

The Company identified each distinct service as a performance obligation. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

Futures brokerage commissions

The Company earns fees and commissions from futures brokerage services based on a fixed rate for each transaction, all of which are under the consolidated accounts where the customer information are not disclosed to the third party brokers. When a customer executes a futures transaction through the Company’s platform, futures brokerage commission is recognized upon the completion of this transaction. Only a single performance obligation is identified for each futures trading transaction, and the performance obligation is satisfied on the trade date because that is when the underlying financial instrument is identified, the pricing of brokerage service is agreed upon and the promised services are delivered to customers. All of the Company’s revenues from contracts with customers are recognized at a point in time. The futures brokerage service could not be cancelled once it’s executed and is not refundable, so returns and allowances are not applicable. Commissions are charged for each customer trade order executed and cleared by the third-party brokers. The Company recognizes revenues on a gross basis as the Company is determined to be the primary obligor in fulfilling the trade order initiated by the customer. The Company may offer volume rebate as trading incentive to certain customer. The Company will review the customer’s transaction volume monthly and provide volume rebates on the commission charged to specific customers with large volume transactions. The volume rebate offered to such customer is accounted for as a variable consideration and determined based on most-likely amount method, which is recognized as a reduction of revenues. The volume rebates offered during the years ended March 31, 2022, 2021 and 2020 were $nil, $nil, and $64,648, respectively.

Trading solution services fees

The Company provides trading solution services to customers (e.g. individuals, proprietary trading companies or brokerage companies) for their trading on derivatives, equity, CFD and other financial products, through the internally developed proprietary investment management software. The Company’s trading solution provides a variety of functions suitable for front-end transaction executions to back-office settlement operations. The Company implements the initial installation of such software for each customer and provides hosting services for a period of time, generally two years, as agreed in the contracts. The initial installation is considered as a set-up activity, rather than a promised service to customer, which provides no incremental benefit to customer beyond permitting the access and use the hosted application. The Company identifies a single performance obligation from its contracts with customers. The Company charges each customer a fixed amount of initial installation fee and the monthly service fee based on a fixed rate per each transaction executed on the platform with a minimum monthly fee required. The Company recognizes the trading solution services as satisfied over the time.

Structure note subscription fees

The Company earns subscription service fees from customers by assisting customers to identify and subscribe for structure note products, which is calculated at a fixed percentage of investment amount. The Company identifies a single performance obligation for each subscription service, and recognizes subscription fee income when the customers successfully subscribe for the structure note products and underlying contract between the customer and financial institution becomes non-cancellable, which is the point in time when the control of service is completed. The Company recognizes revenue net of discount (if any) on a gross basis as the Company is determined to be the primary obligor in fulfilling the subscription services.

Other service revenues

The Company also provides other financial services including securities brokerage, consulting services, and currency exchange services, and earns securities brokerage commissions, consultancy fee income and other revenues, which are recognized when the service is rendered according to the relevant contracts. For the years ended March 31, 2023, 2022 and 2021, other revenues accounted for 3.0%, 3.6%, and 1.6% of total revenues from Contracts with Customers, respectively.

Sources of revenue

The Company has one revenue generating reportable geographic segment under ASC Topic 280 “Segment Reporting” and derives its revenues primarily from its futures brokerage service. The following table presents revenues from contracts with customers, in accordance with ASC Topic 606, by major source:

	For the Years Ended March 31,
	2023	2022	2021

Futures brokerage commissions
Commission on futures broking earned from Hong Kong Exchange	$718,166	$922,512	$4,158,080
Commission on futures broking from overseas Exchanges	3,593,909	3,364,526	11,927,735
	4,312,075	4,287,038	16,085,815
Trading solution services fees	4,396,207	3,309,288	-
Structure note subscription fees	-	734,317	78,311
Other service revenues	294,083	280,677	277,937
	$9,002,365	$8,611,320	$16,442,063
b)	Trading gains, interest income and other

Trading gains and losses along with interest income fall within the scope of ASC Topic 825, Financial Instruments, which is excluded from the scope of ASC Topic 606. Trading gains and losses mainly consist of realized and unrealized gains and losses from the investment in US common stocks, which are included in Securities owned, at fair value. Interest and other income primarily consist of interests earned on bank deposit.

Commission expenses	Commission expenses Commission expenses related to futures and other financial service transactions are primarily transaction cost paid to broker-dealers. These costs are expensed as incurred.
Income taxes

Income taxes

The Company accounts for income taxes in accordance with the U.S. GAAP. Under the asset and liability method as required by this accounting standard, the recognition of deferred income tax liabilities and assets for the expected future tax consequences of temporary differences between the income tax basis and financial reporting basis of assets and liabilities. Provision for income taxes consists of taxes currently due plus deferred taxes.

The charge for taxation is based on the results for the year as adjusted for items which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred tax is accounted for using the balance sheet liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the financial statements and the corresponding tax basis. Deferred tax assets are recognized to the extent that it is probable that taxable income to be utilized with prior net operating loss carried forwards. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not believe that there was any uncertain tax position as of March 31, 2023 and 2022.

Earnings per share

Earnings per share

Basic earnings per ordinary share is computed by dividing net earnings attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by dividing net income attributable to ordinary shareholders by the sum of the weighted average number of ordinary share outstanding and of potential ordinary share (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary share that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share. For the years ended March 31, 2023, 2022 and 2021, the Company had no dilutive stocks.

Translation of foreign currencies

Translation of foreign currencies

The functional currency is U.S. dollar for the Company’s Cayman Island operations, Hong Kong dollar for Hong Kong subsidiaries’ operations, and Singapore dollar for Singapore subsidiaries’ operations. The Company’s reporting currency is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated at year-end exchange rates, income statement accounts are translated at average rates of exchange for the year and equity is translated at historical exchange rates. Any translation gains or losses are recorded in other comprehensive income (loss). Gains or losses resulting from foreign currency transactions are included in net income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	As of March 31,
	2023	2022

HKD exchange rate for balance sheet items, except for equity accounts	7.8499	7.8325
SGD exchange rate for balance sheet items, except for equity accounts	1.3294	N/A
	For the Years Ended March 31,
	2023	2022	2021

HKD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8389	7.7844	7.7526
SGD exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3739	N/A	N/A

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of the fair value hierarchy are described below:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets. Level 1 assets included securities owned, at fair value.

Level 2 – inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments. As of March 31, 2023 and 2022, and for the years ended March 31, 2023, 2022 and 2021, there was no Level 2 assets owned.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value. As of March 31, 2023 and 2022, and for the years ended March 31, 2023, 2022 and 2021, there was no Level 3 assets owned.

As of March 31, 2023 and 2022, financial instruments of the Company comprised primarily current assets and current liabilities including cash and cash equivalents, restricted cash, loans receivable, receivables from customers, both third parties and related party, receivables from broker-dealers and clearing organizations, securities owned, at fair value, and payables to customers. The carrying amount of cash and cash equivalents, restricted cash, loans receivable, receivables from customers, both third parties and related party, receivables from broker-dealers and clearing organizations, and payables to customers approximate their fair values because of the short-term nature of these instruments. Securities owned, at fair value as of March 31, 2023 and 2022, mainly consist of common stock investments and are based upon quoted market price.

Share-based compensation

Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the straight-line attribution method, net of estimated forfeitures, over the requisite service period. The fair values of restricted stock units (“RSUs”) and restricted shares are determined with reference to the fair value of the underlying shares and the fair value of share options is generally determined using the Black-Scholes valuation model. The value is recognized as an expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests.

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated income statements, with a corresponding adjustment to equity.

Segment reporting

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the “CODM”), which is comprised of certain members of the Company’s management team. Consequently, the Company has determined that it has only one reportable operating segment.

Concentration

Concentration

For the year ended March 31, 2023, 2  customers accounted for approximately 13%, and 10%  of the total revenue, respectively. For the year ended March 31, 2022, three customers accounted for approximately 35%, 18% and 11% of the total revenue, respectively. For the year ended March 31, 2021, two customers accounted for approximately 59% and 22% of the total revenue, respectively.

For the year ended March 31, 2023, 2  brokers accounted for approximately 76%, and 18%  of the total commission expenses, respectively. For the year ended March 31, 2022, three brokers accounted for 55%, 35% and 11% of the total commission expenses, respectively. For the year ended March 31, 2021, no brokers accounted for more than 10% of the total commission expenses.

As of March 31, 2023, the payable balance due to 2  customers accounted for approximately 27%, and 19%  of the total balance of payable to customers, respectively. As of March 31, 2022, the payable balance due to three customers accounted for approximately 36%, 17% and 11% of the total balance of payable to customers, respectively.

Reclassification

Reclassification

Certain items in the financial statements of comparative period have been reclassified to conform to the financial statements for the current period. The reclassification has no impact on the total assets and total liabilities as of March 31, 2023 and 2022 or on the statements of operations for the year ended March 31, 2023, 2022 and 2021.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. In November 2018, the FASB issued ASU No. 2018-19, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, which amends Subtopic 326-20 (created by ASU No.2016-13) to explicitly state that operating lease receivables are not in the scope of Subtopic 326-20. Additionally, in April 2019, the FASB issued ASU No.2019-04, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments”, in May 2019, the FASB issued ASU No. 2019-05, “Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief”, and in November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates”, and ASU No. 2019-11, “Codification Improvements to Topic 326, Financial Instruments—Credit Losses”, to provide further clarifications on certain aspects of ASU No. 2016-13 and to extend the nonpublic entity effective date of ASU No. 2016-13. The changes (as amended) are effective for the Company for annual and interim periods in fiscal years beginning after December 15, 2022, and the adoption of the new accounting guidance did not have material impact on our consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of operations and cash flows.

Available for sale investment

Available-for-sale investment

Available for sale investment mainly include treasury bond. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income. Realized gains or losses were included in interest income in the consolidated statements of income and comprehensive income during the period in which the gain or loss was realized.